Note 6 - Business Combinations (Detail) - Purchase Price Allocation - Acquisition of GLD Investment Pte Ltd : (USD $)	Jun. 30, 2010	Jun. 10, 2010	Mar. 16, 2010	Jan. 13, 2010
Cash	$ 9,294,802	$ 360,164	$ 1,597,420	$ 713,576
Receivables	37,864	3,233,488	3,328,785
Building	9,438,328
Payables and accruals	(68,012)
Related-party borrowings	(9,252,532)
Non-controlling interest	(139,212)
Purchase consideration	$ 9,311,238	$ 13,168,568	$ 4,737,880	$ 6,809,951